UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2014
(Unaudited)

Title of Security	Shares	Cost	Value
COMMON STOCKS - 88.51%
Ambulatory Health Care Services - 0.98%
DaVita Healthcare Partners, Inc. (a)	16,000	$961,035	$1,101,600
Amusement, Gambling, and Recreation Industries - 2.86%
Las Vegas Sands Corp.	10,000	811,789	807,800
The Walt Disney Co.	30,000	1,453,852	2,402,100
		2,265,641	3,209,900
Beverage and Tobacco Product Manufacturing - 3.60%
Altria Group, Inc.	35,000	823,041	1,310,050
PepsiCo, Inc.	13,000	632,331	1,085,500
Philip Morris International, Inc.	20,000	782,617	1,637,400
		2,237,989	4,032,950
Broadcasting (except Internet) - 4.03%
Comcast Corp. - Class A Special Common Stock	30,000	1,381,050	1,462,800
DIRECTV (a)	40,000	1,657,230	3,056,800
		3,038,280	4,519,600
Chemical Manufacturing - 6.29%
Actavis Plc (a)	15,000	2,160,151	3,087,751
Ecolab, Inc.	10,000	891,864	1,079,900
Gilead Sciences, Inc. (a)	13,000	1,054,391	921,180
Johnson & Johnson	10,000	866,300	982,300
Perrigo Company Plc	3,000	482,200	463,980
Valeant Pharmaceuticals International, Inc. (a)	4,000	578,472	527,320
		6,033,378	7,062,431
Computer and Electronic Product Manufacturing - 8.56%
Apple, Inc.	11,000	1,283,013	5,904,140
QUALCOMM, Inc.	47,000	1,972,037	3,706,420
		3,255,050	9,610,560
Couriers and Messengers - 0.87%
United Parcel Service, Inc. - Class B	10,000	671,348	973,800
Credit Intermediation and Related Activities - 7.89%
Capital One Financial Corp.	50,000	1,579,085	3,858,000
JPMorgan Chase & Co.	25,000	1,383,242	1,517,750
Wells Fargo & Co.	70,000	1,821,947	3,481,800
		4,784,274	8,857,550
Food Services and Drinking Places - 2.55%
McDonald's Corp.	18,000	1,409,408	1,764,540
Starbucks Corp.	15,000	561,001	1,100,700
		1,970,409	2,865,240
Health and Personal Care Stores - 3.21%
Express Scripts Holding Co. (a)	48,000	1,210,860	3,604,320
Heavy and Civil Engineering Construction - 2.56%
Chicago Bridge & Iron Co. N. V.	33,000	1,219,884	2,875,950
Insurance Carriers and Related Activities - 2.23%
Berkshire Hathaway, Inc. - Class B (a)	20,000	678,649	2,499,400
Machinery Manufacturing - 3.90%
Caterpillar, Inc.	15,000	945,046	1,490,550
General Electric Co.	50,000	746,325	1,294,500
Roper Industries, Inc.	12,000	547,802	1,602,120
		2,239,173	4,387,170
Nonstore Retailers - 2.77%
Amazon.com, Inc. (a)	3,500	565,147	1,177,820
eBay, Inc. (a)	35,000	1,476,391	1,933,400
		2,041,538	3,111,220
Oil and Gas Extraction - 3.72%
Anadarko Petroleum Corp.	20,000	1,335,558	1,695,200
Apache Corp.	15,000	1,188,510	1,244,250
Continental Resources, Inc. (a)	10,000	1,141,409	1,242,700
		3,665,477	4,182,150
Other Information Services - 3.97%
Google, Inc. - Class A (a)	4,000	1,691,413	4,458,040
Petroleum and Coal Products Manufacturing - 2.12%
Chevron Corp.	20,000	1,010,364	2,378,200
Professional, Scientific, and Technical Services - 14.47%
Biogen Idec, Inc. (a)	2,500	518,357	764,675
Celgene Corp. (a)	21,000	1,805,456	2,931,600
Cognizant Technology Solutions Corp. - Class A (a)	24,000	793,243	1,214,640
Mastercard, Inc.	75,000	1,337,065	5,602,500
priceline.com, Inc. (a)	3,000	1,696,423	3,575,670
Visa, Inc. - Class A	10,000	745,136	2,158,600
		6,895,680	16,247,685

Rail Transportation - 4.51%
Union Pacific Corp.	27,000	1,725,558	5,066,820
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.34%
Blackrock, Inc.	8,000	1,783,768	2,515,840
T. Rowe Price Group, Inc.	15,000	725,747	1,235,250
		2,509,515	3,751,090
Support Activities for Mining - 1.74%
Schlumberger Ltd.	20,000	1,607,823	1,950,000
Transportation Equipment Manufacturing - 2.34%
Eaton Corp. Plc	35,000	1,816,696	2,629,200

TOTAL COMMON STOCKS		$53,530,034	$99,374,876

EXCHANGE TRADED FUNDS - 9.06%
Funds, Trusts, and Other Financial Vehicles - 9.06%
iShares Core S&P Mid-Cap ETF	40,000	$3,684,766	$5,498,400
iShares Core S&P Small-Cap ETF	35,000	2,407,647	3,854,900
iShares MSCI Emerging Markets ETF	20,000	827,798	819,800

TOTAL EXCHANGE TRADED FUNDS		$6,920,211	$10,173,100

	Principal
	Amount	Cost	Value
CORPORATE BONDS - 0.93%
Broadcasting (except Internet) - 0.20%
Comcast Corp.
6.500%, 01/15/2017	$200,000	$199,592	$228,340
Building Material and Garden Equipment and Supplies Dealers - 0.19%
Home Depot, Inc.
5.400%, 03/01/2016	200,000	193,664	217,892
Funds, Trusts, and Other Financial Vehicles - 0.28%
Spectra Energy Capital, LLC
8.000%, 10/01/2019	250,000	262,769	306,330
Machinery Manufacturing - 0.26%
Applied Materials, Inc.
7.125%, 10/15/2017	250,000	252,136	294,631

TOTAL CORPORATE BONDS		$908,161	$1,047,193

	Shares	Cost	Value
SHORT-TERM INVESTMENTS - 1.57%
Mutual Fund - 1.57%
SEI Daily Income Trust Treasury Fund, 0.01% (b)	1,757,255	$1,757,255	$1,757,255

TOTAL SHORT-TERM INVESTMENTS		$1,757,255	$1,757,255

TOTAL INVESTMENTS - 100.07%		$63,115,661	112,352,424
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07)%			(82,122)
TOTAL NET ASSETS - 100.00%			$112,270,302

Percentages are stated as a percent of the value of net assets.

(a) Non Income Producing
(b) Variable rate security; the rate shown is the effective date as of March 31, 2014.

The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows:1

Cost of Investments		$63,115,661

Gross unrealized appreciation		49,451,333
Gross unrealized depreciation		(214,570)
Net unrealized appreciation		$49,236,763

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical investments.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices of similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation techniques used by the Fund to measure fair value for the three months ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. During the three months ended March 31, 2014, no securities held by the Fund were deemed as Level 3.

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund's investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

Investments
Common Stock	$99,374,876	$ -	$-	$99,374,876
Exchange Traded Funds	10,173,100	-	-	10,173,100
Corporate Bonds	-	1,047,193	-	1,047,193
Short-Term Investments	1,757,255	-	-	1,757,255
Total Investments in Securities	$111,305,231	$ 1,047,193	$-	$112,352,424

There were no transfers between Levels 1 and 2 during the period ended March 31, 2014. Transfers between levels are recognized at the end of the reporting period. Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.

By (Signature and Title)  /s/ Edson L. Bridges III
                                                            Edson L. Bridges III, President and
                                                            Chief Executive and Investment Officer

Date                                    5/14/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Edson L. Bridges III
                                              Edson L. Bridges III, President and
                                              Chief Executive and Investment Officer

Date                                    5/14/2014

By (Signature and Title)* /s/ Brian Kirkpatrick
                                             Brian Kirkpatrick, Executive Vice President

Date                                   5/14/2014

By (Signature and Title)* /s/ Nancy K. Dodge
                                             Nancy K. Dodge, Treasurer and
                                             Chief Compliance Officer

Date                                   5/14/2014

* Print the name and title of each signing officer under his or her signature.